Note 4 - Securities Held to Maturity (Details) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Note 4 - Securities Held to Maturity (Details) [Line Items]
Proceeds from Sale of Held-to-maturity Securities (in Dollars)	$ 0	$ 0	$ 0
Held-to-maturity Securities Pledged as Collateral (in Dollars)	$ 992,300	$ 764,000	$ 782,000
Certificates of Deposit [Member]
Note 4 - Securities Held to Maturity (Details) [Line Items]
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	2	2	1
US Government Agencies Debt Securities [Member]
Note 4 - Securities Held to Maturity (Details) [Line Items]
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	31	31	31
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 4 - Securities Held to Maturity (Details) [Line Items]
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	14	22	14
Corporate Debt Securities [Member]
Note 4 - Securities Held to Maturity (Details) [Line Items]
Held-to-maturity, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	3	2	5